Investment Properties (Details 3) $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2019 ARS ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 ARS ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 ARS ($)
Disclosure of detailed information about investment property [abstract]
Revenues from rental and services (Note 24)		$ 7,459,141		$ 7,640,944	$ 7,790,310
Expenses and collective promotion fund (Note 24)	$ 2,595,617		$ 3,071,335		3,281,061
Rental and services costs (Note 25)	3,377,072		3,744,503		4,121,085
Net unrealized loss/ gain from fair value adjustment on investment properties	(25,863,064)		9,477,225		(5,870,527)
Net realized gain from fair value adjustment on investment properties			$ 15,890		$ 16,104